Risk Management Policy - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) GWh	Dec. 31, 2018 USD ($) GWh
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 1,938,997	$ 1,904,285
Value at risk confidence level	95.00%
Potential quarterly variations in fair value of portfolio	5.00%
Quarterly amount of value at risk	$ 361,000
Liquidity Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	1,938,997	1,904,285
Long term lines of credit available	$ 706,000	$ 1,000,000
Futures contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Purchases of energy futures contracts | GWh		5.28
Energy futures sale contracts settled | GWh		10.92
Energy futures purchase contracts settled | GWh	5.28	7.20